Other Income, Net - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Other Income Abstract
Government grant	$ 161,700	$ 231,918	$ 1,061,274
Sampling reimbursement	77,119	0	21,624
Exchange gains	43,692	141,296	5,834
Gain on extinguishment of liabilities	37,807	0	0
Miscellaneous income	6,942	30,754	5,099
Miscellaneous expenses	(19,222)	(41,604)	(215,751)
Total other income, net	$ 308,038	$ 362,364	$ 878,080